Notes to the interim condensed consolidated statement of financial position - Financial debt - Credit facility agreement with the European Investment Bank (Details) € in Thousands, $ in Millions				6 Months Ended
	Jan. 18, 2024 EUR (€)	Dec. 08, 2022	May 16, 2022 EUR (€) tranche	Jun. 30, 2024 EUR (€)	Jan. 18, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Financial debt
Notional amount | $					$ 25
Borrowings				€ 73,404		€ 54,083	€ 44,390
Financial liabilities, at fair value				110,933		92,594
Finance contract with EIB
Financial debt
Notional amount			€ 50,000
Number of equal tranches | tranche			2
Notional amount per tranche			€ 25,000
Capitalized interest				4,000
Finance contract with EIB, Tranche A
Financial debt
Interest rate		8.00%
Maturity term after the disbursement of the tranche		4 years
Finance contract with EIB, Tranche A | Financial liabilities at amortized cost
Financial debt
Notional amount				25,000
Borrowings				€ 21,100		€ 15,400
Borrowings, effective interest rate				21.90%		21.90%
Borrowing costs				€ 100
Finance contract with EIB, Tranche A | Financial liabilities at fair value
Financial debt
Actualization rate				22.90%
Financial liabilities, at fair value				€ 20,600
Finance contract with EIB, Tranche B
Financial debt
Interest rate	7.00%				7.00%
Maturity term after the disbursement of the tranche	3 years
Finance contract with EIB, Tranche B | Financial liabilities at amortized cost
Financial debt
Notional amount	€ 25,000
Borrowings				€ 15,000
Borrowings, effective interest rate				32.70%
Borrowing costs	€ 100
Finance contract with EIB, Tranche B | Financial liabilities at fair value
Financial debt
Actualization rate				33.20%
Financial liabilities, at fair value				€ 14,700